Investment Objectives and Goals	Aug. 31, 2025
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Currency Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar.

WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Local Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Floating Rate Treasury Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Interest Rate Hedged High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”).

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Mortgage Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Aggregate Enhanced Yield Index (the “Index”).

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) will seek to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Short Aggregate Enhanced Yield Index (the “Index”).

WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg US Universal Enhanced Yield Index (the “Index”).

WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Bianco Total Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Bianco Total Return Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bianco Research Fixed Income Total Return Index (the “Index”).
WisdomTree 1-3 Year Laddered Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree 1-3 Year Laddered Treasury Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree 1-3 Year Laddered Treasury Fund seeks to track the price and yield performance, before fees and expenses, of the Bloomberg US Treasury 1-3 Year Laddered Index (the “Index”).
WisdomTree 7-10 Year Laddered Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree 7-10 Year Laddered Treasury Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree 7-10 Year Laddered Treasury Fund seeks to track the price and yield performance, before fees and expenses, of the Bloomberg US Treasury 7-10 Year Laddered Index (the “Index”).
WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Core Laddered Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Core Laddered Municipal Fund (the “Fund”) seeks to generate current income that is exempt from federal income taxes.
WisdomTree High Income Laddered Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree High Income Laddered Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree High Income Laddered Municipal Fund (the “Fund”) seeks to generate a high level of current income that is exempt from federal income taxes.
WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Equity Premium Income Fund (formerly, WisdomTree PutWrite Strategy Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Equity Premium Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”).
WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Enhanced Commodity Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Enhanced Commodity Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Managed Futures Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.
WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Private Credit and Alternative Income Fund (formerly, WisdomTree Alternative Income Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Private Credit and Alternative Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (the “Index”).

WisdomTree Target Range Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Target Range Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Target Range Fund (the “Fund”) seeks to provide capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of hedging risk.
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the “Fund”) seeks total return.
WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient Gold Plus Equity Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient Gold Plus Equity Strategy Fund (the “Fund”) seeks total return.
WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Inflation Plus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Inflation Plus Fund (the “Fund”) seeks total return.